Net Loss per Share	12 Months Ended
Dec. 31, 2016
Net Loss per Share

14.    Net Loss per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the year ended December 31,
	2014	2015	2016
Numerator:	RMB	RMB	RMB
Net loss attributable to Gridsum Holding Inc.	(37,260)	(48,819)	(67,693)
Accretion to convertible redeemable preferred share redemption value—A	(1,219)	(1,286)	(1,033)
Accretion to convertible redeemable preferred share redemption value—A-1	(972)	(1,029)	(830)
Accretion to convertible redeemable preferred share redemption value—B	(7,289)	(7,945)	(6,573)
Accretion to convertible redeemable preferred share redemption value—C	—	(9,447)	(8,289)
Cumulative dividend to convertible redeemable preferred shareholders—A	(3,235)	(3,297)	(2,571)
Cumulative dividend to convertible redeemable preferred shareholders—A-1	(2,310)	(2,355)	(1,837)
Cumulative dividend to convertible redeemable preferred shareholders—B	(10,782)	(10,990)	(8,570)

Numerator for basic and diluted net loss per share	(63,067)	(85,168)	(97,396)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	10,000,000	10,000,000	15,054,865
Net loss per share attributable to Gridsum’s ordinary shareholders —Basic and diluted	(6.31)	(8.52)	(6.47)

Basic net loss per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. For the years ended December 31, 2014, 2015 and 2016, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share was 1,970,490, 1,888,049 and 2,118,054 on a weighted average basis, respectively. For the years ended December 31, 2014, 2015 and 2016, the Series A, Series A-1, Series B and Series C Preferred Shares of 7,389,323, 11,609,978 and nil, respectively, on a weighted average basis were also antidilutive and excluded from the calculation of diluted net loss per share.